Expense Example, No Redemption - PIMCO New York Municipal Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	302	467	646	1,164	155	482	832	1,818